Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 27, 2012 week item	Jan. 28, 2012 item	Jan. 29, 2011 item	Jan. 30, 2010 item	Jan. 31, 2009
Summary of Significant Accounting Policies
Number of states in which the entity operates		49
Fiscal year
Number of weeks in a fiscal year	53	52	52	52
Foreign Currency Translation
Cumulative translation adjustment		$ 6	$ 7	$ 6	$ 1
Deferred taxes relating to foreign currency translation		5	5
Foreign currency exchange gains (losses)		(4)	2	5
Cash and Equivalents
Credit card clearing accounts		22	20
Merchandise Inventories
Period of vendor allowance programs		12 months
Vendor allowances recognized		$ 115	$ 112	$ 133
Vendor allowances as a percentage of net sales		2.70%	2.80%	3.40%
Minimum open period of the stores subject to which physical inventory counts are performed		1 year
Minimum number of physical inventory counts in a fiscal year		1
Minimum
Fiscal year
Number of weeks in a fiscal year		52
Merchandise Inventories
Number of vendors from which vendor allowances were received		650
Maximum
Fiscal year
Number of weeks in a fiscal year		53
Cash and Equivalents
Maturity of short-term interest bearing securities to be considered as cash and cash equivalents		90 days
Merchandise Inventories
Number of vendors from which vendor allowances were received		740
Aaron Brothers, Inc.
Summary of Significant Accounting Policies
Number of states in which the entity operates		9